RISKS (Details 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 657	$ 563
Trade and other payables	483	337
Borrowings	3,059	2,776
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	531	330
Trade and other payables	366	237
Borrowings	45	480
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	26	21
Trade and other payables	31	16
Borrowings	124	334
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	5	66
Trade and other payables	76	75
Borrowings	240	250
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	11
Trade and other payables	4	4
Borrowings	593	735
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	27
Trade and other payables	6	5
Borrowings	2,057	977
Non Set Maturity Term [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	57	146
Trade and other payables
Borrowings